Taxation - Tax Charge (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Corporation tax
Current year	£ 310.0	£ 423.0		£ 404.2
Prior years	(83.2)	(63.4)		(108.1)
Corporation tax	226.8	359.6		296.1
Deferred tax
Current year	(80.2)	(78.3)		(41.5)
Prior years	(17.3)	(6.3)		1.4
Deferred tax	(97.5)	(84.6)		(40.1)
Tax charge	£ 129.3	£ 275.0	[1]	£ 256.0	[1]

[1]	Figures have been restated as described in the accounting policies.